DEFERRED TAX - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets	£ 5,857	£ 4,048
UK corporation tax
DEFERRED TAX (Details) - Narrative [Line Items]
Current tax expense (income)	1,050	1,349	£ 423
Prior to offsetting of balances within same taxing jurisdiction
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets	7,999	6,377	5,327
Prior to offsetting of balances within same taxing jurisdiction | Tax losses £m
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets	5,014	5,018	£ 4,054
UK
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets operating loss carry forwards not subject to expiration	147	151
Current tax expense (income)	583
Trading losses
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets operating loss carry forwards not subject to expiration	7	5
Deferred tax assets operating loss carry forwards subject to expiration	£ 53	£ 34
Trading losses | 20 years
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets, expiration term	20 years
Foreign trade losses
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets	£ 0